AB Sustainable Global Thematic Fund

Portfolio of Investments

October 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 33.9%
Communications Equipment – 4.5%
Calix, Inc.(a)	469,951	$34,607,191
Lumentum Holdings, Inc.(a)	597,575	44,489,459

		79,096,650

Electronic Equipment, Instruments & Components – 5.8%
Flex Ltd.(a)	2,864,035	56,077,806
Keyence Corp.	48,000	18,099,122
Keysight Technologies, Inc.(a)	156,068	27,179,242

		101,356,170

IT Services – 4.0%
Accenture PLC - Class A	96,496	27,395,214
Visa, Inc. - Class A(b)	203,492	42,155,403

		69,550,617

Semiconductors & Semiconductor Equipment – 8.7%
ASML Holding NV	76,674	35,966,746
Infineon Technologies AG	1,004,313	24,370,121
MediaTek, Inc.	913,000	16,642,341
NXP Semiconductors NV	200,884	29,345,135
ON Semiconductor Corp.(a)	406,487	24,970,496
Taiwan Semiconductor Manufacturing Co., Ltd.	1,726,000	20,750,323

		152,045,162

Software – 7.1%
Adobe, Inc.(a)	81,464	25,946,284
Dassault Systemes SE	873,494	29,278,443
Intuit, Inc.	59,427	25,405,042
Microsoft Corp.	182,728	42,416,651

		123,046,420

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	289,249	44,353,442
Dell Technologies, Inc. - Class C	546,634	20,990,745

		65,344,187

		590,439,206

Health Care – 18.1%
Biotechnology – 1.4%
Abcam PLC(a)	1,510,764	23,385,627

Health Care Equipment & Supplies – 6.2%
Alcon, Inc.	386,812	23,551,184
Becton Dickinson and Co.	165,656	39,089,846
Koninklijke Philips NV	942,658	11,957,502
STERIS PLC	197,873	34,148,922

		108,747,454

Health Care Providers & Services – 1.7%
Apollo Hospitals Enterprise Ltd.	551,975	30,089,927

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 8.8%
Bio-Rad Laboratories, Inc. - Class A(a)	65,340	$22,980,731
Bruker Corp.	395,564	24,461,678
Danaher Corp.	186,792	47,009,942
Gerresheimer AG	301,645	17,280,826
ICON PLC(a)	85,970	17,008,305
West Pharmaceutical Services, Inc.	108,379	24,938,008

		153,679,490
		315,902,498

Industrials – 17.4%
Aerospace & Defense – 1.6%
Hexcel Corp.	483,201	26,914,296

Building Products – 2.6%
Owens Corning	308,204	26,385,344
Trex Co., Inc.(a)	385,154	18,522,056
		44,907,400

Commercial Services & Supplies – 6.8%
Tetra Tech, Inc.	267,809	37,836,056
TOMRA Systems ASA	1,653,672	26,709,426
Waste Management, Inc.	339,474	53,762,497
		118,307,979

Machinery – 6.4%
Deere & Co.	140,513	55,617,856
SMC Corp.	72,400	29,061,507
Xylem, Inc./NY	267,379	27,387,631
		112,066,994
		302,196,669

Financials – 16.1%
Banks – 4.9%
Erste Group Bank AG	1,287,718	31,735,722
HDFC Bank Ltd.	2,009,413	36,448,224
SVB Financial Group(a)	78,314	18,087,402
		86,271,348

Capital Markets – 7.7%
Deutsche Boerse AG	186,583	30,342,060
London Stock Exchange Group PLC	224,045	19,420,667
MSCI, Inc.	97,471	45,700,253
Partners Group Holding AG	42,735	38,358,208
		133,821,188

Insurance – 3.5%
Aflac, Inc.	575,665	37,481,548
AIA Group Ltd.	3,054,800	23,139,469
		60,621,017
		280,713,553

Company	Shares	U.S. $ Value

Utilities – 5.3%
Electric Utilities – 3.9%
NextEra Energy, Inc.	547,290	$42,414,975
Orsted AS(c)	307,640	25,382,069
		67,797,044

Water Utilities – 1.4%
American Water Works Co., Inc.	161,959	23,539,121
		91,336,165

Consumer Discretionary – 3.6%
Auto Components – 1.1%
Aptiv PLC(a)	200,777	18,284,761

Household Durables – 0.9%
TopBuild Corp.(a)	96,911	16,488,438

Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc. - Class B	306,921	28,445,438
		63,218,637

Materials – 2.7%
Chemicals – 2.7%
Chr Hansen Holding A/S	401,260	22,286,393
Koninklijke DSM NV	214,296	25,207,708
		47,494,101

Total Common Stocks (cost $1,650,352,130)		1,691,300,829

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.67%(d) (e) (f) (cost $57,895,617)	57,895,617	57,895,617

Total Investments – 100.4% (cost $1,708,247,747)(g)		1,749,196,446
Other assets less liabilities – (0.4)%		(6,540,377)

Net Assets – 100.0%		$1,742,656,069

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	9,035	BRL	47,495	11/03/2022	$160,036
Bank of America, NA	BRL	47,495	USD	8,869	11/03/2022	(325,376)
Bank of America, NA	USD	13,025	SEK	141,147	12/01/2022	(217,766)
Bank of America, NA	USD	4,016	JPY	595,175	12/02/2022	(127)
Bank of America, NA	USD	8,813	BRL	47,495	12/02/2022	324,421
Bank of America, NA	USD	5,452	CHF	5,288	12/07/2022	(150,380)
Bank of America, NA	USD	5,002	EUR	5,137	12/08/2022	88,917

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	115,693	USD	111,760	12/08/2022	$(2,887,355)
Bank of America, NA	USD	3,288	INR	270,298	12/21/2022	(41,533)
Bank of America, NA	USD	17,865	KRW	25,533,622	01/30/2023	69,448
Barclays Bank PLC	USD	2,661	HKD	20,854	01/12/2023	(2,178)
BNP Paribas SA	GBP	4,355	USD	5,013	11/17/2022	17,029
BNP Paribas SA	NOK	207,220	USD	20,121	12/01/2022	170,636
BNP Paribas SA	USD	5,892	ZAR	107,325	12/15/2022	(68,520)
Citibank, NA	USD	28,796	AUD	45,384	01/19/2023	311,398
Citibank, NA	USD	51,257	CAD	69,950	01/19/2023	143,192
Deutsche Bank AG	GBP	6,694	USD	7,706	11/17/2022	25,774
Deutsche Bank AG	CNH	20,283	USD	2,821	02/16/2023	37,554
Goldman Sachs Bank USA	USD	8,763	BRL	47,495	11/03/2022	431,499
Goldman Sachs Bank USA	BRL	47,495	USD	9,035	11/03/2022	(160,036)
Goldman Sachs Bank USA	GBP	4,111	USD	4,683	11/17/2022	(33,812)
Goldman Sachs Bank USA	EUR	3,718	USD	3,661	12/08/2022	(23,714)
Goldman Sachs Bank USA	INR	3,032,381	USD	37,267	12/21/2022	849,284
Morgan Stanley Capital Services, Inc.	USD	2,698	EUR	2,808	11/09/2022	78,088
Morgan Stanley Capital Services, Inc.	TWD	153,898	USD	4,834	12/21/2022	59,542
Morgan Stanley Capital Services, Inc.	HKD	108,459	USD	13,841	01/12/2023	13,666
Natwest Markets PLC	USD	24,137	GBP	20,311	11/17/2022	(835,477)
Natwest Markets PLC	JPY	456,630	USD	3,192	12/02/2022	110,464
Natwest Markets PLC	USD	54,609	CNH	390,712	02/16/2023	(994,088)
Standard Chartered Bank	TWD	153,898	USD	4,836	12/21/2022	61,820
State Street Bank & Trust Co.	USD	3,853	NOK	41,180	12/01/2022	111,917
UBS AG	USD	46,379	JPY	6,565,371	12/02/2022	(2,077,918)
UBS AG	CHF	22,746	USD	23,318	12/07/2022	512,756

						$(4,240,839)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2022, the market value of this security amounted to $25,382,069 or 1.5% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of October 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $264,247,555 and gross unrealized depreciation of investments was $(227,539,695), resulting in net unrealized appreciation of $36,707,860.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
NOK – Norwegian Krone
SEK – Swedish Krona
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Country Breakdown1

October 31, 2022 (unaudited)

63.7%	United States
4.2%	Netherlands
4.1%	Germany
3.8%	India
3.6%	Switzerland
2.7%	Denmark
2.7%	Japan
2.5%	United Kingdom
2.1%	Taiwan
1.8%	Austria
1.7%	France
1.5%	Norway
1.3%	Hong Kong
1.0%	Ireland
3.3%	Short-Term Investments

100.0%	Total Investments

1

All data are as of October 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund

October 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$445,332,110	$145,107,096		$—	$590,439,206
Health Care	209,637,432	106,265,066		—	315,902,498
Industrials	246,425,736	55,770,933		—	302,196,669
Financials	101,269,203	179,444,350		—	280,713,553
Utilities	65,954,096	25,382,069		—	91,336,165
Consumer Discretionary	63,218,637	—		—	63,218,637
Materials	—	47,494,101		—	47,494,101
Short-Term Investments	57,895,617	—		—	57,895,617

Total Investments in Securities	1,189,732,831	559,463,615	(a)	—	1,749,196,446
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,577,441		—	3,577,441
Liabilities:
Forward Currency Exchange Contracts	—	(7,818,280)		—	(7,818,280)

Total	$1,189,732,831	$555,222,776		$—	$1,744,955,607

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2022 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$79,921	$116,455	$138,480	$57,896	$606